UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Report to Shareholders

Emerging Markets Stock Fund	October 31, 2017

The views and opinions in this report were current as of October 31, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Emerging markets stocks rallied over our fiscal year as risk appetite recovered amid signs of improving global demand, rising corporate earnings, and surprisingly strong growth in China. Against this backdrop, our fund generated solid returns thanks primarily to strong stock selection.

PERFORMANCE REVIEW

The Emerging Markets Stock Fund returned 27.92% for the 12 months ended October 31, 2017, outperforming its benchmark, the MSCI Emerging Markets Index, and Lipper peer group average. (Results for I Class shares varied slightly because of their different fee structure.) Stock selection in China, South Korea, Taiwan, and Brazil drove relative performance over the period. India and South Africa hurt relative results. From a sector perspective, stock selection in information technology and financials contributed the most to returns. However, stock selection in the consumer discretionary sector weighed on relative performance, as did our overweight to consumer staples.

MARKET ENVIRONMENT

Emerging markets stocks fell significantly at the start of the 12-month period amid worries about protectionist rhetoric and inflationary policies under the incoming U.S. administration. But starting in early 2017, unexpectedly strong growth in China and other indicators signaling rising demand restored investor confidence in the asset class. Strong corporate earnings and evidence of financial reform measures also supported investor sentiment.

Latin American markets overcame uncertainty about the future of the North American Free Trade Agreement (NAFTA), Brazil’s ongoing corruption scandal, and the growing political prospects in Mexico of the left-leaning populist presidential candidate.

In emerging Europe, Russian stocks rose about 17% over the year in U.S. dollar terms as the country emerged from a downturn that followed the drop in oil prices and the devaluation of the ruble. South Africa and Turkey also generated double-digit returns despite the weakness in the rand and a failed Turkish military coup. The MSCI Emerging Markets Index rose every month during the fiscal year and hit a six-year high shortly before the reporting period ended.

PORTFOLIO REVIEW

Our investments in high-quality companies with strong growth potential, proven management teams, solid franchises, and supportive fundamentals paid off as economic conditions in many emerging markets countries improved and government reforms progressed.

Asia
China represents our largest country allocation and is our greatest underweight because we have little exposure to its manufacturing and banking segments, which we believe have less-exciting growth prospects.

However, stock selection, especially in Internet and technology names, more than offsets the detraction from our country underweight. We have positioned the portfolio to take advantage of rising disposable incomes. China’s dominant online social media platform Tencent Holdings was the fund’s top contributor to absolute and relative returns. E-commerce company Alibaba Group Holding beat earnings expectations and could benefit from an acceleration in transactions. During the period, we initiated a position in Ctrip.com International, which controls about 90% of China’s fast-growing online travel market. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We trimmed Sunny Optical Technology, following the company’s strong performance. Sunny makes optical scientific instruments and lenses for smartphones. We have significant overweights in high-quality consumer companies that feature strong management teams and product innovation, among them Hengan International, a leading consumer paper company, and China Mengniu Dairy in mainland China.

South Korea’s stock market rallied more than 40% despite the ongoing tensions with North Korea. Much of the gains came as technology names rose. Samsung Electronics was one of the fund’s top contributors. Samsung’s stock recovered during the period after weakness that followed the company’s scrapping of its Galaxy Note 7 smartphone following numerous reports of the devices catching fire. We increased our position at that time, believing the problem was temporary and that strong trends from its semiconductor and components businesses would boost overall earnings.

We trimmed Hyundai Motor because growth prospects dimmed, even for some of its new models. LG Household & Health Care sold off as sales growth slowed, particularly within duty-free shops. China clamped down on tourism to South Korea when the country installed a new missile defense system in response to North Korean missile testing. Even so, we believe this is one of the best-managed companies in South Korea. We expect LG’s earnings will continue to grow, driven in large part by its cosmetic business, which we believe will continue to benefit from rising demand from Chinese consumers once geopolitical concerns are allayed.

We believe that many of Taiwan’s technology companies are innovative and adept at generating steady earnings growth and have demonstrated a willingness to use cash flows to boost dividends. We added to longtime holding Taiwan Semiconductor Manufacturing amid tailwinds from an increasing number of applications, including artificial intelligence. Also in Taiwan, we added to Largan Precision, which we believe can take advantage of growing demand for more sophisticated mobile phone camera lenses.

We trimmed our exposure to India and reduced our position in Infosys, India’s leading IT company, after the chief executive resigned. We also sold our position in Glenmark Pharmaceutical after disappointing earnings. We have an overweight to Indian financial companies, including mortgage company Housing Development Finance; ICICI Bank, India’s largest private sector bank; and Axis Bank, a private bank that is benefiting from retail lending.

Latin America
In Brazil, lower interest rates helped bolster corporate balance sheets, and President Michel Temer, while weakened by the country’s corruption scandal, began to implement reforms. Temer has managed to survive two corruption charges thanks to a congressional vote against pursuing the charges. He has not yet been able to get Brazil’s Congress to approve the most important pension and social security reforms. Nonetheless, in the context of an improved macroeconomic outlook and more favorable global environment, markets seem to have looked past these challenges and rallied.

Stock selection in Brazil was a primary contributor to our relative performance. Brazil has a highly consolidated and, generally, well-capitalized banking system. We favor the high-quality private banks, including Itau Unibanco and Banco Bradesco, which benefited from improving economic conditions, strong earnings, and efforts to improve asset quality.

Brazil’s long-term growth characteristics remain favorable for consumption-driven areas of the economy. We maintain a position in apparel retailer Lojas Renner, which was able to gain market share even during difficult economic times, thanks to its superior value proposition and improved merchandising. However, we trimmed our position following the company’s strong performance. Drug store retailer Raia Drogasil is another large position. It continues to expand its store base in what is a very fragmented market.

Mexico’s market rose less than 3% in U.S. dollar terms, far less than most other countries, amid intensifying concerns about the future of NAFTA. The weakening economy appeared to also boost political prospects of left-leaning populist presidential candidate and former Mexico City Mayor Andrés Manuel López Obrador (AMLO). We took a more cautious position in the country, where growth is slowing, and reduced our holdings in banking firm Grupo Financiero Santander as loan growth forecasts softened.

Europe, Middle East, and Africa (EMEA)
In emerging Europe, Russian stocks rose almost 20% over the year in U.S. dollar terms. We have a large position in Sberbank of Russia, Russia’s dominant bank, which was a solid contributor. We believe Sberbank is well run and has a solid management team and an efficient cost structure. It has gained market share in loans and deposits while maintaining a relatively strong capital position. Yet it remains one of the more attractively valued banks in the emerging markets universe and could benefit from the improving economy.

We expect food retailer Magnit to grow over the next few years as it benefits from its focus on low-cost neighborhood stores in Russia where competition remains relatively low. However, as the company continued to struggle with its product and promotional mix, we reduced our position somewhat and bought X5 Retail Group, another leading food retailer, which has been a strong operator. We also purchased Mail.Ru, a Russian social media site that is just beginning to monetize its growing user base.

In the Middle East and Africa, we have found attractive opportunities in consumer-focused sectors. In South Africa, stock selection weighed on relative returns. However, we own several well-run companies that are positioned to benefit from the fast-growing smaller markets in sub-Saharan Africa. Leading food retailer Shoprite has delivered decent results, although currency headwinds in its African markets hindered returns. After meeting with the company’s new chief executive, we remain confident in its growth prospects.

OUTLOOK

We expect emerging market growth will continue to outpace that of developed markets. While valuations are not as low as they were prior to the rally, they remain at a slight discount relative to their history and to their developed market peers. We expect to see a greater performance divergence among countries and stocks. We will remain focused on quality companies that we believe can weather challenging economic environments and improve their positioning.

Near-term risks include an escalation of tensions with North Korea, which could spark a wave of risk aversion. A shift toward protectionism in the U.S. could restrain global trade and investment flows, although we think that pragmatism will prevail.

A worse-than-expected slowdown in China or a breakdown in its financial system could also weigh on growth, particularly within Asia. However, Chinese policymakers have the tools necessary to manage the country’s slowdown, in our opinion. Similarly, we are encouraged by the growing number of reform governments in emerging markets, which should foster improved growth.

We continue to believe that rigorous fundamental research, careful stock selection, and a disciplined investment approach will allow us to find and invest in high-quality companies with strong growth prospects that sell at attractive valuations. We are confident that our active investment strategy will deliver risk-aware returns for our shareholders over the long term.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Gonzalo Pángaro
Portfolio manager and chairman of the fund’s Investment Advisory Committee

November 21, 2017

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging markets that only includes securities that may be traded by foreign investors.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 10/31/17
Tencent Holdings, China	7.1%
Samsung Electronics, South Korea	6.7
Alibaba Group Holding, China	5.4
Taiwan Semiconductor Manufacturing, Taiwan	5.2
Itau Unibanco Holding, Brazil	3.4
Sberbank of Russia, Russia	2.9
LG Household & Health Care, South Korea	2.5
Lojas Renner, Brazil	2.4
Largan Precision, Taiwan	2.4
AIA Group, Hong Kong	2.3
Baidu, China	2.2
Raia Drogasil, Brazil	2.2
Ping An Insurance, China	2.0
CP ALL, Thailand	1.8
Housing Development Finance, India	1.6
Bank Central Asia, Indonesia	1.4
Catcher Technology, Taiwan	1.3
SM Investments, Philippines	1.3
Hengan International Group, China	1.3
NAVER, South Korea	1.2
Wal-Mart de Mexico, Mexico	1.2
FirstRand, South Africa	1.1
Banco Santander Chile, Chile	1.1
China Mengniu Dairy, China	1.1
Shoprite Holdings, South Africa	1.0
Total	62.1%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

Investor Class

	Year Ended 10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
NET ASSET VALUE					
Beginning of period	$ 34.04	$ 29.96	$ 34.69	$ 33.61	$ 32.31
Investment activities					
Net investment income(1)	0.19	0.15(3)	0.17	0.19	0.24
Net realized and unrealized gain / loss	9.23	4.09	(4.62)	1.13	1.22
Total from investment activities	9.42	4.24	(4.45)	1.32	1.46
Distributions					
Net investment income	(0.16)	(0.15)	(0.19)	(0.24)	(0.16)
Net realized gain	(0.06)	(0.01)	(0.09)	–	–
Total distributions	(0.22)	(0.16)	(0.28)	(0.24)	(0.16)
NET ASSET VALUE					
End of period	**$ 43.24**	**$ 34.04**	**$ 29.96**	**$ 34.69**	**$ 33.61**

Ratios/Supplemental Data

Total return(2)	27.92%	14.25%(3)	(12.85)%	3.99%	4.52%
Ratio of total expenses to average net assets	1.23%	1.26%(3)	1.24%	1.24%	1.25%
Ratio of net investment income to average net assets	0.53%	0.50%(3)	0.52%	0.58%	0.72%
Portfolio turnover rate	30.9%	24.4%	15.8%	23.3%	29.9%
Net assets, end of period (in millions)	$ 8,695	$ 7,448	$ 8,726	$ 7,953	$ 7,306

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(3) Excludes expenses waived related to the waiver of fund-level expenses ratably across all classes in accordance with SEC rules.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

I Class

	Year Ended 10/31/17	10/31/16	8/28/15[1] Through 10/31/15
NET ASSET VALUE			
Beginning of period	$ 34.10	$ 29.97	$ 28.93
Investment activities			
Net investment income[2]	0.25[5]	0.27[6]	–[3]
Net realized and unrealized gain / loss	9.21	4.03	1.04
Total from investment activities	9.46	4.30	1.04
Distributions			
Net investment income	(0.24)	(0.16)	–
Net realized gain	(0.06)	(0.01)	–
Total distributions	(0.30)	(0.17)	–
NET ASSET VALUE			
End of period	**$ 43.26**	**$ 34.10**	**$ 29.97**

Ratios/Supplemental Data			
Total return[4]	**28.08%[5]**	**14.45%[6]**	**3.59%**
Ratio of total expenses to average net assets	1.08%[5]	1.09%[6]	1.09%[7]
Ratio of net investment income to average net assets	0.68%[5]	0.89%[6]	0.05%[7]
Portfolio turnover rate	30.9%	24.4%	15.8%
Net assets, end of period (in millions)	$ 2,039	$ 1,559	$ 9

(1) Inception date
(2) Per share amounts calculated using average shares outstanding method.
(3) Amounts round to less than $0.01 per share.
(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.
(5) See Note 6. Includes expenses repaid (0.00% of average net assets) related to its contractual expense limitation.
(6) See Note 6. Excludes expenses in excess of a 0.05% contractual operating expense limitation in effect through 2/28/18.
(7) Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
ARGENTINA 1.0%		
Common Stocks 1.0%		
MercadoLibre (USD)	289,400	69,545
Tenaris, ADR (USD)	1,451,700	39,559
Total Argentina (Cost $67,597)		109,104
BELGIUM 0.4%		
Common Stocks 0.4%		
Anheuser-Busch InBev	348,894	42,782
Total Belgium (Cost $42,849)		42,782
BRAZIL 10.5%		
Common Stocks 6.0%		
BR Malls Participacoes	13,937,602	54,194
BRF (2)	3,290,028	44,574
Lojas Renner	24,836,326	261,779
Multiplan Empreendimentos Imobiliarios	2,389,959	52,302
Raia Drogasil	9,651,242	232,246
		645,095
Preferred Stocks 4.5%		
Banco Bradesco (3)	10,130,940	107,401
Itau Unibanco Holding (3)	28,645,412	369,616
		477,017
Total Brazil (Cost $805,176)		1,122,112
CHILE 1.8%		
Common Stocks 1.8%		
Banco Santander Chile, ADR (USD)	3,716,061	116,239
SACI Falabella	7,714,875	73,944
Total Chile (Cost $146,470)		190,183

COLOMBIA 0.3%

Common Stocks 0.3%

Grupo Aval Acciones y Valores, ADR (USD)	4,029,014	33,521
Total Colombia (Cost $47,485)		33,521

HONG KONG 2.3%

Common Stocks 2.3%

AIA Group	32,814,600	247,274
Total Hong Kong (Cost $167,088)		247,274

HUNGARY 0.2%

Common Stocks 0.2%

OTP Bank	559,751	22,567
Total Hungary (Cost $22,572)		22,567

INDIA 8.1%

Common Stocks 8.1%

Axis Bank	12,332,700	100,093
HDFC Bank	2,541,966	71,147
Housing Development Finance	6,504,010	170,881
ICICI Bank	18,269,322	85,615
Infosys	4,719,053	67,201
Maruti Suzuki India	670,818	85,192
NTPC Limited	13,586,697	37,880
Power Grid Corp of India	15,678,451	51,294
Tata Consultancy	987,959	39,967
Tata Motors (2)	12,125,112	80,291
Yes Bank	16,605,086	80,804
Total India (Cost $601,076)		870,365

RUSSIA 5.1%

Common Stocks 5.1%

Magnit, GDR (USD)	3,334,050	94,356
Mail.Ru, GDR (USD) (2)	1,469,503	47,747
Sberbank of Russia, ADR (USD)	21,727,596	311,839
X5 Retail Group, GDR (USD) (2)	989,563	40,673
Yandex, Class A (USD) (2)	1,414,630	47,857
Total Russia (Cost $417,541)		542,472

SOUTH AFRICA 6.0%

Common Stocks 6.0%

Aspen Pharmacare Holdings	3,817,732	86,260
Bid	2,012,817	44,261
Clicks Group	3,596,949	40,288
FirstRand	32,365,174	117,480
Mr Price	3,994,127	49,504
Naspers, N Shares	402,206	97,990
Sanlam	16,211,512	81,145
Shoprite Holdings	7,644,761	109,443
Woolworths Holdings	4,599,388	18,344
Total South Africa (Cost $674,949)		644,715

SOUTH KOREA 10.9%

Common Stocks 9.9%

AmorePacific	412,129	52,850
LG Household & Health Care	258,015	271,169
NAVER	158,733	126,871
Samsung Electronics	251,159	619,134
		1,070,024

Preferred Stocks 1.0%		
Samsung Electronics (3)	52,172	104,492
		104,492
Total South Korea (Cost $613,971)		1,174,516
TAIWAN 10.9%		
Common Stocks 10.9%		
Catcher Technology	13,453,000	143,179
Delta Electronics	5,293,763	25,472
Largan Precision	1,371,000	259,886
President Chain Store	9,462,000	85,083
Quanta Computer	10,868,000	25,603
Taiwan Semiconductor Manufacturing	69,164,111	559,144
Uni-President Enterprises	34,921,410	72,965
Total Taiwan (Cost $779,619)		1,171,332
THAILAND 2.5%		
Common Stocks 2.5%		
Airports of Thailand	42,615,600	76,328
CP ALL	90,701,100	191,122
Total Thailand (Cost $196,306)		267,450
TURKEY 0.9%		
Common Stocks 0.9%		
BIM Birlesik Magazalar	4,886,774	99,728
Total Turkey (Cost $71,819)		99,728
UNITED ARAB EMIRATES 1.8%		
Common Stocks 1.8%		
DP World (USD)	2,327,148	55,247
Emaar Malls PJSC	43,952,948	27,588

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $7,575,601)	$ 10,748,265
Receivable for investment securities sold	17,211
Receivable for shares sold	11,255
Dividends receivable	8,201
Foreign currency (cost $5,127)	5,127
Other assets	8,048
Total assets	10,798,107
Liabilities	
Payable for investment securities purchased	47,659
Investment management fees payable	9,384
Payable for shares redeemed	4,792
Due to affiliates	563
Payable to directors	4
Other liabilities	2,000
Total liabilities	64,402
NET ASSETS	$ 10,733,705
Net Assets Consist of:	
Undistributed net investment income	$ 41,966
Accumulated undistributed net realized loss	(96,110)
Net unrealized gain	3,172,390
Paid-in capital applicable to 248,223,867 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the Corporation authorized	7,615,459
NET ASSETS	$ 10,733,705
NET ASSET VALUE PER SHARE	
Investor Class	
($8,695,128,436 / 201,102,018 shares outstanding)	$ 43.24
I Class	
($2,038,576,223 / 47,121,849 shares outstanding)	$ 43.26

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

($000s)

		Year Ended 10/31/17
Investment Income (Loss)		
Income		
Dividend (net of foreign taxes of $20,929)		$ 152,630
Interest (net of foreign taxes of $6)		98
Total income		152,728
Expenses		
Investment management		90,312
Shareholder servicing		
Investor Class	$10,863	
I Class	11	10,874
Prospectus and shareholder reports		
Investor Class	183	
I Class	68	251
Custody and accounting		1,429
Registration		94
Legal and audit		90
Directors		29
Miscellaneous		1,077
Repaid to Price Associates		26
Total expenses		104,182
Net investment income		48,546
Realized and Unrealized Gain / Loss		
Net realized gain (loss)		
Securities		769,778
Foreign currency transactions		(1,729)
Net realized gain		768,049
Change in net unrealized gain / loss		
Securities		1,304,339
Other assets and liabilities denominated in foreign currencies		426
Change in net unrealized gain / loss		1,304,765
Net realized and unrealized gain / loss		2,072,814
INCREASE IN NET ASSETS FROM OPERATIONS		$ 2,121,360

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 10/31/17	10/31/16
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 48,546	$ 46,082
Net realized gain	768,049	574,320
Change in net unrealized gain / loss	1,304,765	639,998
Increase in net assets from operations	2,121,360	1,260,400
Distributions to shareholders		
Net investment income		
Investor Class	(32,234)	(41,290)
I Class	(11,166)	(1,946)
Net realized gain		
Investor Class	(12,088)	(2,753)
I Class	(2,792)	(121)
Decrease in net assets from distributions	(58,280)	(46,110)
Capital share transactions*		
Shares sold		
Investor Class	1,976,832	1,463,630
I Class	811,762	1,580,030
Distributions reinvested		
Investor Class	43,424	43,210
I Class	13,522	2,021
Shares redeemed		
Investor Class	(2,416,257)	(3,860,289)
I Class	(765,924)	(171,707)
Redemption fees received	432	873
Decrease in net assets from capital share transactions	(336,209)	(942,232)
Net Assets		
Increase during period	1,726,871	272,058
Beginning of period	9,006,834	8,734,776
End of period	**$ 10,733,705**	**$ 9,006,834**
Undistributed net investment income	41,966	42,462

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets. The fund has two classes of shares: the Emerging Markets Stock Fund (Investor Class) and the Emerging Markets Stock Fund–I Class (I Class). I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions are declared and paid by each class annually. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The portion of the results of operations attributable to changes in foreign exchange rates on investments is not bifurcated from the portion attributable to changes in market prices. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. To the extent any expenses are waived or reimbursed in accordance with an expense limitation (see Note 6), the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2017, the fund realized $113,049,000 of net gain on $267,421,000 of in-kind redemptions.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2017:

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2017.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 92% of the fund’s net assets were invested in emerging markets and 1% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

China A Shares The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax related to its A share investments.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,615,789,000 and $3,150,659,000, respectively, for the year ended October 31, 2017.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to redemptions in kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income. Reclassifications between income and gain relate primarily to the character of net currency losses. For the year ended October 31, 2017, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2017 and October 31, 2016, totaled $58,280,000 and $46,110,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2017, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and the realization of gains/losses on passive foreign investment companies for tax purposes. During the year ended October 31, 2017, the fund utilized $578,634,000 of capital loss carryforwards.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2017, the fund had no deferred tax liability attributable to foreign securities and $14,666,000 of foreign capital loss carryforwards, including $1,864,000 that expire in 2022, $206,000 that expire in 2023, $12,439,000 that expire in 2024, and $157,000 that expire in 2026.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2017, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until February 28, 2018, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were paid; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. For the year ended October 31, 2017, the I Class operated below its expense limitation.

Pursuant to these agreements, $26,000 of expenses were repaid to Price Associates during the year ended October 31, 2017. At October 31, 2017, there were no amounts subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and I Class. For the year ended October 31, 2017, expenses incurred pursuant to these service agreements were $86,000 for Price Associates; $1,030,000 for T. Rowe Price Services, Inc.; and $156,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended October 31, 2017, the fund was charged $247,000 for shareholder servicing costs related to the college savings plans, of which $210,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At October 31, 2017, approximately 2% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds. Expenses allocated under these special servicing agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2017, the fund was allocated $120,000 of Spectrum Funds’ expenses and $7,197,000 of Retirement Funds’ expenses. Of these amounts, $2,700,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to these special servicing agreements is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by the Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. Less than $1,000 of redemption fees reflected in the accompanying financial statements were received from the Spectrum Funds. At October 31, 2017, approximately 55% of the outstanding shares of the Investor Class were held by the Spectrum Funds and Retirement Funds.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price funds and accounts) may invest in the fund and are not subject to the special servicing agreements disclosed above. No Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2017, approximately 25% of the I Class’s outstanding shares were held by Price funds and accounts.

The fund may invest in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2017, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 7 - BORROWING

To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2017, the fund incurred $3,000 in interest expense related to outstanding borrowings on three days in the average amount of $20,800,000 and at an average annual rate of 1.57%. At October 31, 2017, there were no borrowings outstanding.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the T. Rowe Price Emerging Markets Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2017

Tax Information (Unaudited) for the Tax Year Ended 10/31/17

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

●	$14,712,000 from short-term capital gains,

●	$18,992,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%

For taxable non-corporate shareholders, $67,526,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $217,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $66,560,000 and foreign taxes paid of $19,742,000.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Advisory Board Member, Deutsche Bank North
1991	America (2004 to present); Director, Vornado Real Estate Investment
[191]	Trust (2004 to 2012); Director, Under Armour (2008 to present);
Director, Brixmor Real Estate Investment Trust (2012 to present)

Bruce W. Duncan	Chief Executive Officer and Director (2009 to December 2016),
(1951)	Chairman of the Board (January 2016 to present), and President
2013	(2009 to September 2016), First Industrial Realty Trust, an owner
[191]	and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September
2016), Starwood Hotels & Resorts, a hotel and leisure company;
Director, Boston Properties (May 2016 to present); Director,
Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2012	Americans (1997 to present)
[191]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present)
(1956)
2013
[191]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of
2012	National Academy of Education (2010 to present); Director, MDRC,
[191]	a nonprofit education and social policy research organization
(2011 to present); Research Associate of Labor Studies Program
(2011 to 2015) and Board Member (2015 to present), National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession
(2012 to present); Vice President (2015 to present), American
Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder, Partner, and
2001	Cochairman of the Investment Committee, Blackstone Real Estate
[191]	Advisors, L.P. (1992 to 2015); Director, General Growth Properties,
Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director,
Hilton Worldwide (2013 to present); Director, Hudson Pacific
Properties (2014 to 2016)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[191]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[191]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
Director, and President, T. Rowe Price International and T. Rowe
Price Trust Company; Chairman of the Board, all funds

Robert W. Sharps, CFA, CPA**	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and
(1971)	T. Rowe Price Trust Company; Vice President, International Funds
2017
[135]

*Each inside director serves until retirement, resignation, or election of a successor.
**Effective April 1, 2017, Brian C. Rogers was replaced by Robert W. Sharps as an inside director of certain Price Funds.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Jason R. Adams (1979)	Vice President T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Research Analyst, Caxton
Associates (to 2015)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Director and Vice President, T. Rowe Price
President	International; Vice President, Price Hong Kong,
Price Singapore, and T. Rowe Price Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Malik S. Asif (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The University of Chicago Booth School of
Business (to 2012)

Harishankar Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Timothy Bei (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Steven E. Boothe, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Tala Boulos (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, CEEMEA Corporate Credit Research,
Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President and Secretary	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Andrew Chang (1983)	Vice President, T. Rowe Price Group, Inc.
Vice President

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe
Executive Vice President	Price, T. Rowe Price Group, Inc., and T. Rowe
Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Michael F. Connelly, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Ryan W. Ferro (1985)	Vice President, T. Rowe Price; formerly, student,
Vice President	Tuck School of Business at Dartmouth
College (to 2014)

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Quentin S. Fitzsimmons (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Portfolio
Manager, Royal Bank of Scotland Group
(to 2015)

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Justin T. Gerbereux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Joel Grant (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, Analyst, Fidelity
International (to 2014)

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Amanda B. Hall, CFA (1985)	Vice President, T. Rowe Price International;
Vice President	formerly, student, Stanford Graduate School of
Business (to 2014)

Richard L. Hall (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Nabil Hanano, CFA (1984)	Vice President, T. Rowe Price International
Vice President

Steven C. Huber, CFA, FSA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly,
Director/Head of UK and Euro Fixed Income,
AllianceBernstein (to 2013)

Hiromasa Ikeda (1971)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Manager, Fidelity
Korea (to 2014)

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Michael Jacobs (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Vice President, JP Morgan Asset Management
(to 2013)

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Nina P. Jones, CPA (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jacob Kann, CFA (1987)	Employee, T. Rowe Price; formerly, Equity
Vice President	Research Associate, Eaton Vance Corporation
(to 2013)

Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Shengrong Lau (1982)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jacqueline Liu (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Investment Analyst,
Fidelity International Hong Kong Limited
(to 2014)

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Oxana Lyalina (1987)	Vice President, T. Rowe Price International;
Vice President	formerly, Senior Analyst, Goldman Sachs
International (to 2013)

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Tobias F. Mueller (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jared T. Murphy (1986)	Vice President, T. Rowe Price; formerly,
Vice President	student, Stanford Graduate School of Business
(to 2015); Associate, ShawSpring Partners
(to 2013)

Joshua Nelson (1977)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Michael Niedzielski (1979)	Vice President T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Manager
and Analyst, Fidelity Investments, Boston and
London Offices (to 2015)

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oluwaseun A. Oyegunle, CFA (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The Wharton School, University of Pennsylvania
(to 2013)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Vivek Rajeswaran (1985)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Melanie A. Rizzo (1982)	Vice President, T. Rowe Price
Vice President

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mariel Santiago (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Equity Research Analyst,
HSBC Securities, Inc. (to 2014)

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Rupinder Vig (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Partner,
Egerton Capital (to 2016); Executive Director,
Morgan Stanley (to 2014)

Kes Visuvalingam, CFA (1968)	Director, Responsible Officer, and Vice
Vice President	President, Price Hong Kong; Director, Chief
Executive Officer, and Vice President, Price
Singapore; and Vice President, T. Rowe Price
Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Dai Wang (1989)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, student, Harvard
Business School (to 2014)

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; formerly, Executive Director,
JP Morgan Chase (to 2017)

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Benjamin T. Yeagle (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ernest C. Yeung, CFA (1979)	Director, Responsible Officer, and Vice
Executive Vice President	President, Price Hong Kong; Vice President,
T. Rowe Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Eric Yuan (1984)	Employee, T. Rowe Price; formerly, student,
Vice President	Columbia Business School (to 2016); Analyst,
Yulan Capital Management (to 2014)

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,432,000 and $1,890,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2017

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 15, 2017